SHARE CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SHARE CAPITAL

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company expensed $18 thousand and $55 thousand related to restricted stock awards for the three months ended March 31, 2026, and 2025, respectively.

The Company expensed $59 thousand and $237 thousand related to restricted stock units for the three months ended March 31, 2026, and 2025, respectively.

On January 2, 2026, the Company issued 47,464 shares of common stock, of which 19,271 were issued from treasury, upon vesting of 70,773 restricted stock units, net of 23,309 shares withheld for taxes related to stock grants on January 1, 2025.

Shares Held in Treasury

As of March 31, 2026, and December 31, 2025, the Company had 462,177 and 481,448 shares, respectively, held in treasury with a value of approximately $476 thousand and $502 thousand, respectively.

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company expensed $112 thousand and $388 thousand related to restricted stock awards for the years ended December 31, 2025, and December 31, 2024, respectively.

The Company expensed $603 thousand and $912 thousand related to restricted stock units for years ended December 31, 2025, and December 31, 2024, respectively.

On August 25, 2023, the Company entered into a Convertible Note Purchase Agreement with certain investors for the sale of convertible promissory notes for the aggregate principal amount of $1,100 thousand. As of January 21, 2025, $350 thousand was converted to 313,520 shares of common stock, of which 22,359 were issued from treasury.

On January 2, 2025, the Company issued 39,915 shares of common stock, of which 16,988 were issued from treasury, upon vesting of 61,011 restricted stock units, net of 21,096 shares withheld for taxes related to stock grants on July 20, 2023 and July 1, 2024.

On March 31, 2025, the Company issued 60,000 shares of restricted common stock, vesting immediately with a value of $41 thousand, for consulting services. On September 30, 2025, the Company issued an additional 60,000 shares of restricted common stock, vesting immediately with a value of $45 thousand, for consulting services.

On April 1, 2025, the Company issued 5,792 shares of common stock upon vesting of 7,000 restricted stock units, net of 1,208 shares withheld for taxes related to a stock grant on September 1, 2024.

On June 19, 2025, the Company issued 41,849 shares of common stock from treasury, upon vesting of 68,027 restricted stock units, net of 26,178 shares withheld for taxes related to a stock grant on June 19, 2023.

On June 30, 2025, the Company issued 2,741 shares of common, upon vesting of 4,000 restricted stock units, net of 1,259 shares withheld for taxes related to a stock grant on January 1, 2025.

On November 3, 2025, the Company issued 30,882 shares of common stock upon vesting of 46,336 restricted stock units, net of 15,454 shares of common stock withheld for taxes.

During the year ended December 31, 2025, the Company issued 89,310 shares of common stock upon the separation of a former director, relating to 89,310 shares of restricted stock units that had previously vested.

On March 31, 2024, the Company issued 30,000 of restricted common stock, vesting immediately, with a value of $42 thousand, for consulting services. On June 30, 2024, the Company issued an additional 30,000 of restricted common stock, vesting immediately, with a value of $42 thousand, for consulting services. On September 30, 2024, the Company issued an additional 60,000 of restricted common stock, vesting immediately, with a value of $86 thousand, for consulting services. On December 31, 2024, the Company issued an additional 60,000 of restricted common stock, vesting immediately, with a value of $81 thousand, for consulting services.

On November 4, 2024, the Company issued 54,843 shares of common stock upon vesting of 69,667 restricted stock units, net of 14,824 shares of common stock withheld for taxes.

During the year ended December 31, 2024, the Company issued 1,750 shares of common stock upon vesting of restricted stock units, and 38,095 shares of common stock from treasury shares, net of common stock withheld for taxes.

Non-Qualified Stock Purchase Plan

On June 10, 2021, the stockholders of the Company approved a non-qualified stock purchase plan (the “2021 Plan”). The 2021 Plan provides eligible participants, including employees, directors and consultants of the Company, the opportunity to purchase shares of the Company’s common stock thereby increasing their interest in the Company’s continued success. The maximum number of common stock reserved and available for issuance under the 2021 Plan is 500,000 shares. The purchase price of shares of common stock acquired pursuant to the exercise of an option will be the lesser of 85% of the fair market value of a share (a) on the enrollment date, and (b) on the exercise date. The 2021 Plan is not intended to qualify as an employee stock purchase plan under Section 423 of the Internal Revenue Code of 1986, as amended (the “Code”). The Company applied ASC Topic 718, Compensation-Stock Compensation and estimated the fair value using the Black-Scholes model, as the 2021 Plan is considered compensatory. In relation to the 2021 Plan the Company expensed $0 and $4 thousand for the years ended December 31, 2025 and December 31, 2024, respectively. During years ended December 31, 2025 and 2024, the Company received $0 thousand and $21 thousand, respectively, in proceeds related to the 2021 Plan. The Company has currently suspended new offering periods under the 2021 Plan.

Shares Held in Treasury

As of December 31, 2025, and December 31, 2024, the Company had 481,448 and 290,467 shares, respectively, held in treasury with a value of approximately $502 thousand and $480 thousand, respectively.

On February 29, 2024, seven participants exercised their options under the Company’s non-qualified stock purchase plan, and as a result, 21,889 shares were issued from treasury, with an exercise price of $0.97 per share.

Shares Repurchase Program

In December 2023, the Company’s Board of Directors approved a share repurchase program to allow the Company to spend up to $0.5 million to repurchase shares of its common stock so long as the price does not exceed $1.00 until December 14, 2024. On November 26, 2024, the Company approved an extension of the $0.5 million share repurchase program to repurchase shares of the Company’s common stock through December 31, 2025. The share repurchase program may be modified, suspended, or discontinued at the discretion of the Board of Directors at any time.  During the year ended December 31, 2025, the Company repurchased 272,177 shares for $221 thousand under the share repurchase program, which expired December 31, 2025.

Open World Ltd. [Member]
SHARE CAPITAL

13. SHARE CAPITAL

[a] Authorized capital

The Company is incorporated as an exempted company limited by shares under the Companies Act of The Cayman Islands. Pursuant to its Memorandum of Association, the Company is authorized to issue 500,000,000 ordinary shares, with a par value of $0.0001 per share, representing total authorized share capital of $50,000.

[b] Ordinary shares issued

Each ordinary share entitles the holder to one vote per share, the right to receive dividends as and when declared by the Board of Directors, and a pro rata share of the residual assets of the Company upon liquidation. Certain ordinary shares issued were subject to Restricted Stock Purchase Agreements with vesting schedules, transfer restrictions, and repurchase rights in favor of the Company.

On October 9, 2025, the Company completed a corporate reorganization (the “Reorganization”) pursuant to which Open World Ltd. became the parent company of Open World Inc. and Webslinger Advisors SEZC Inc. The transaction was accounted for as a reorganization of entities under common control in accordance with ASC 805-50, Business Combinations, and the consolidated financial statements have been retrospectively presented as if the reorganization had occurred on January 1, 2023, with the combining entities reflected at historical carrying values.

During the three months ended March 31, 2026, there were no changes to the Company’s issued and outstanding ordinary shares.

As of March 31, 2026, and December 31, 2025, the Company had 126,080 ordinary shares issued and outstanding, with no treasury shares held.

[c] Additional paid-in capital

Additional paid-in capital (“APIC”) represents amounts received in excess of the par value of ordinary shares and includes equity-based compensation and other equity transactions.

During the three months ended March 31, 2026, the Company recognized stock-based compensation expenses of $301,704, which was recorded in APIC.

As of March 31, 2026, and December 31, 2025, APIC totaled $4,680,807 and $4,379,103, respectively. Changes in APIC for the three months ended March 31, 2026 and 2025 are presented in the consolidated statements of stockholders’ equity.

[d] Simple agreements for future equity

During the year ended December 31, 2024, the Company issued Simple Agreements for Future Equity (“SAFEs”) to various investors for an aggregate amount of $2,000,000. The SAFEs provide the holder the right to receive shares in the Company upon the occurrence of future equity financing, liquidity event, or dissolution. The Company evaluated the SAFEs under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging, including embedded derivative considerations under ASC 815-15, and concluded the SAFEs qualify for equity classification. Accordingly, the SAFEs are classified within stockholders’ equity in accordance with ASC 505.

Key terms include:

●	Post-Money Valuation Cap: $20,000,000;
●	Conversion: Upon an equity financing, each SAFE converts into the greater of (i) preferred shares based on the financing price, or (ii) SAFE preferred shares based on the SAFE price;
●	Liquidity/Dissolution: In such events, holders receive the greater of (i) their purchase amount, or (ii) the amount payable had the SAFE converted into ordinary shares at the Liquidity Price;
●	Liquidation Priority: Junior to debt, pari passu with other SAFEs and preference shares, and senior to ordinary shares.

During the three months ended March 31, 2026, the Company issued an additional SAFE for proceeds of $250,000. The SAFE contains terms substantially consistent with the Company’s existing SAFEs, including conversion, liquidity or dissolution, and liquidation priority provisions, and includes a post-money valuation cap of $150,000,000.

[e]       Stock Options and Restricted Shares

The Company adopted an equity incentive plan (the “Plan”) in 2025, which permits the grant of stock options and other equity awards to directors, officers, employees and other eligible participants. Awards under the Plan are subject to vesting conditions determined by the Board of Directors.

Stock Options

On December 10, 2025, the Company granted 13,920 stock options under the Plan. Each option entitles the holder to purchase one ordinary share at an exercise price of $168.67 per share and is subject to service-based vesting conditions.

The grant-date fair value of the options was estimated using the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 3.84%, expected volatility of 75%, expected term of six years, and dividend yield of 0%. The weighted-average grant-date fair value was $115.01 per option.

Restricted Shares

On December 10, 2025, the Company issued 25,823 ordinary shares pursuant to Restricted Share Subscription Agreements. The fair value of the restricted shares on the grant-date was $168.67 per share. The shares are subject to service-based vesting conditions for certain recipients, including one-year cliff provisions and vesting periods of either three or four years, as applicable. Certain shares were fully vested upon issuance. Compensation cost is recognized on a straight-line basis over the requisite service period.

As of March 31, 2026, 23,107 restricted shares were vested and 2,716 remained unvested. As of March 31, 2026, total unrecognized compensation cost related to unvested restricted shares was approximately $392,779, which is expected to be recognized over a weighted-average period of approximately 0.5 years.

Stock-based compensation expense for the three months ended March 31, 2026 and 2025 was as follows:

Description	March 31, 2026	March 31, 2025
Stock options	$126,983	-
Restricted shares	174,721	-
Total stock-based compensation	$301,704	-

[f] Dilutive common shares

As of March 31, 2026, the Company’s potentially dilutive securities are comprised of the SAFEs noted above. The potential effects thereof is disclosed in Note 14.

[g] Dividends

During the three months ended March 31, 2026 and 2025, the Company declared no dividends. Dividends are recognized when declared by the Board of Directors and are presented as a reduction of retained earnings in the accompanying unaudited interim condensed consolidated financial statements.

[h] Warrants to issue ordinary shares

As of March 31, 2026, the Company had entered into an agreement that may result in the issuance of up to 3,000,000 warrants in connection with a go-to-market and business development arrangement. However, such warrants had not been issued or outstanding as of March 31, 2026.

The warrants, if issued, are expected to have an exercise price determined based on a discount to the public offering price of the Company’s shares at the time of a public listing and would become exercisable upon the occurrence of such public listing. The warrants are expected to have a contractual term to be determined at the time of issuance.
The Company will evaluate any warrants issued under ASC 815-40 at the time of issuance to determine the appropriate classification as either equity or liability instruments. Based on the expected terms, the Company anticipates that such warrants would qualify for equity classification, as they are expected to require settlement solely in a fixed number of shares of the Company’s common stock and be indexed to the Company’s own stock without features requiring net cash settlement.

If issued, the warrants would be recorded at fair value within additional paid-in capital and would not be subsequently remeasured if classified as equity. Full exercise would result in the issuance of up to 3,000,000 shares, which may be dilutive.

13. SHARE CAPITAL

[a] Authorized capital

The Company is incorporated as an exempted company limited by shares under the Companies Act of The Cayman Islands. Pursuant to its Memorandum of Association, the Company is authorized to issue 500,000,000 ordinary shares, with a par value $0.0001 per share, representing total authorized share capital of $50,000.

[b] Common shares issued

Each ordinary share entitles the holder to one vote per share, the right to receive dividends as and when declared by the Board of Directors, and a pro rata share of the residual assets of the Group upon liquidation. Certain ordinary shares issued were subject to Restricted Stock Purchase Agreements with vesting schedules, transfer restrictions, and repurchase rights in favor of the Group.

During the years ended December 31, 2023 and 2024, the Company had the following share activity:

•	October 4, 2023, 50,000 ordinary shares issued;
•	November 17, 2023, 50,000 ordinary shares issued;
•	March 17, 2024, 5,000 ordinary shares issued;
•	March 21, 2024, 5,000 ordinary shares surrendered and cancelled;
•	March 27, 2024, 5,000 ordinary shares issued;
•	April 1, 2024, 750 ordinary shares issued;
•	April 2, 2024, 5,000 ordinary shares repurchased and returned to treasury;
•	September 12, 2024, 5,280 ordinary shares issued; and
•	December 27, 2024, 5,000 ordinary shares issued.

As of December 31, 2024, the Group had 116,030 ordinary shares issued, of which 5,000 shares were held in treasury, resulting in 111,030 ordinary shares issued and outstanding.

On October 9, 2025, the Company completed a corporate reorganization (the “Reorganization”) pursuant to which Open World Ltd. became the parent company of Open World Inc. and Webslinger Advisors SEZC Inc.

The Reorganization was a transaction among entities under common control and has been accounted for in accordance with ASC Topic 805-50, Business Combinations. Accordingly, the consolidated financial statements for the years ended December 31, 2025 and 2024 have been retrospectively presented as if the Reorganization had occurred on January 1, 2023. The assets, liabilities, and results of operations of the combining entities are included at their historical carrying amounts. No gain or loss was recognized in connection with the Reorganization.

During the year ended December 31, 2025, the Company had the following share activity:

•	May 30, 2025, 9,000 ordinary shares surrendered and cancelled;
•	November 12, 2025, 773 ordinary shares surrendered and cancelled;
•	December 10, 2025, 1,000 ordinary shares surrendered and cancelled; and
•	December 10, 2025, 25,823 ordinary shares issued.

Shares surrendered and cancelled during 2025 include shares previously classified as treasury stock, which were retired upon cancellation, including as part of the Reorganization.

As of December 31, 2025, the Group had 126,080 ordinary shares issued and outstanding, with no treasury shares held.

[c] Additional paid-in capital

Additional paid-in capital (“APIC”) represents amounts received in excess of the par value of common stock and includes equity-based compensation and other equity transactions.

Changes in APIC during the year ended December 31, 2025 were as follows:

•	Stock-based compensation of $4,378,358;
•	Other equity transactions, net of $695.

As of December 31, 2025, APIC totaled $4,379,103. Changes in APIC for the years ended December 31, 2025 and 2024 are presented in the consolidated statements of stockholders’ equity.

[d] Simple agreements for future equity

During the year ended December 31, 2024, the Group issued Simple Agreements for Future Equity (“SAFEs”) to various investors for an aggregate amount of $2,000,000. Each SAFE provides the holder the right to receive shares in the Group upon the occurrence of a future equity financing, liquidity event, or dissolution. The SAFEs are classified as equity instruments consistent with ASC Topic 505, Equity.

Key Terms include:

•	Post-Money Valuation Cap: $20,000,000
•	Conversion: Upon an equity financing, each SAFE converts into the greater of (i) preferred shares based on the financing price, or (ii) SAFE preferred shares based on the SAFE price
•	Liquidity/Dissolution: In such events, holders receive the greater of (i) their purchase amount, or (ii) the amount payable had the SAFE converted into ordinary shares at the Liquidity Price
•	Liquidation Priority: Junior to debt, pari passu with other SAFEs and preference shares, and senior to ordinary shares

There were no new issuances during the year ended December 31, 2025.

[e] Stock Options and Restricted Shares

The Group adopted an equity incentive plan (the “Plan”) in 2025, which permits the grant of stock options and other equity awards to directors, officers, employees and other eligible participants. Awards under the Plan are subject to vesting conditions as determined by the Board of Directors.

Stock Options

On December 10, 2025, the Company granted 13,920 stock options under the Plan. Each option entitles the holder to purchase one ordinary share at an exercise price of $168.67 per share and is subject to service-based vesting conditions.

The grant-date fair value of the options was estimated using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 3.84%, expected volatility of 75%, expected term of six years, and dividend yield of 0%. The weighted-average grant-date fair value was $115.01 per option.

Restricted Shares

On December 10, 2025, the Company issued 25,823 ordinary shares pursuant to Restricted Share Subscription Agreements. The fair value of the restricted shares on the date of grant was $168.67 per share. The shares are subject to service-based vesting conditions for certain recipients, including one-year cliff provisions and total vesting periods of either three or four years, as applicable to the recipient. Certain shares were fully vested upon issuance. Compensation cost is recognized on a straight-line basis over the requisite service period.

As of December 31, 2025, 21,704 restricted shares were vested and 4,119 remained unvested (2024 – none). As of December 31, 2025, total unrecognized compensation cost related to unvested restricted shares was approximately $567,500, which is expected to be recognized over a weighted-average period of approximately 0.6 years.

Restricted shares were granted in 2024. No material stock-based compensation expense was recognized. No stock options were granted in 2024.

Stock-based compensation expense for the years ended December 31 was as follows:

Description	December 31, 2025	December 31, 2024
Stock options	590,295	-
Restricted shares	3,787,807	-
Total stock-based compensation	4,378,102	-

[f] Dilutive common shares

As of December 31, 2025, the Group’s potentially dilutive securities are comprised of the simple agreements for future equity noted above. The potential effects thereof are disclosed in Note 13.

[g] Dividends

During year ended December 31, 2025, the Group declared dividends totaling $5,068,583 (December 31, 2024: $4,381,091). Dividends are recognized when declared by the Board of Directors and are presented as a reduction of retained earnings in the accompanying consolidated financial statements.

[h] Warrants to issue common stock

As of December 31, 2025, the Company has entered into an agreement that may result in the issuance of up to 2,000,000 warrants in connection with a go-to-market and business development arrangement. However, such warrants had not been issued or outstanding as of December 31, 2025.

The warrants, if issued, are expected to have an exercise price based on a discount to the public offering price of the Company’s shares at the time of a public listing, and would become exercisable upon the occurrence of such public listing. The warrants are expected to have a contractual term to be determined at the time of issuance.

The Company will evaluate any warrants issued under ASC Topic 815-40, Derivatives and Hedging, at the time of issuance to determine the appropriate classification as either equity or liability instruments. Based on the expected terms, the Company anticipates that such warrants would qualify for equity classification, as they are expected to require settlement solely in a fixed number of shares of the Company’s common stock and be indexed to the Company’s own stock without features requiring net cash settlement.

If issued, the warrants would be recorded at fair value within additional paid-in capital and not subsequently remeasured if classified as equity. Full exercise would result in the issuance of up to 2,000,000 shares, which may be dilutive.